Fair Value of Financial Instruments and Risk Management - Derivatives Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) derivative	Dec. 31, 2017 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Regulatory assets	$ 3,178	$ 3,045
Regulatory liability	3,626	3,446
Gains (losses) on in investment trust recognized in other income, net (less than)	$ 1	1
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gain, portion shared with customers	10.00%
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Regulatory assets	$ 57	87
Regulatory liability	9	2
Energy contracts not subject to regulatory deferral | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized (loss) gain recognized in revenue	(12)	36
Foreign exchange contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	161
Unrealized (loss) gains recognized in other income, net	(11)	3
Interest rate swaps | Cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses expected to be reclassified to earnings within the next twelve month	(3)
Interest rate swaps | UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	16
Total return swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 41
Total return swaps held | derivative	3
Unrealized gains (losses) on total return swaps (less than)	$ 1	$ (1)
Total return swap | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	1 year
Total return swap | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	3 years